Earnings Per Share - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share (Details) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Basic total weighted average number of Telesat Common Shares outstanding	14,979,228	14,381,205
Effect of diluted securities
Diluted total weighted average number of Telesat Common Shares outstanding	14,979,228	14,381,205
Stock options [Member]
Effect of diluted securities
Effect of diluted securities
RSUs, DSUs and PSUs [Member]
Effect of diluted securities
Effect of diluted securities